SHAREHOLDERS CAPITAL	9 Months Ended
Dec. 31, 2021
SHAREHOLDERS' CAPITAL.
SHAREHOLDERS' CAPITAL

12. SHAREHOLDERS’ CAPITAL

Just Energy is authorized to issue an unlimited number of common shares with no par value and up to 50,000,000 preferred shares. The common shares outstanding have no preferences, rights or restrictions attached to them and there are no preferred shares outstanding.

Details of issued and outstanding shareholders’ capital are as follows:

	Nine months ended		Year ended
	December 31, 2021		March 31, 2021
	Shares	Amount	Shares	Amount
Common shares:
Issued and outstanding
Balance, beginning of period	48,078,637	$1,537,863	4,594,371	$1,099,864
Share-based awards exercised	–	–	91,854	929
Issuance of shares due to September 2020 Recapitalization	–	–	43,392,412	438,642
Issuance cost	–	–	–	(1,572)
Balance, end of period	48,078,637	$1,537,863	48,078,637	$1,537,863
Preferred shares:
Issued and outstanding
Balance, beginning of period	–	$–	4,662,165	$146,965
Exchanged to common shares	–	–	(4,662,165)	(146,965)
Balance, end of period	–	$–	–	$–
Shareholders' capital	48,078,637	$1,537,863	48,078,637	$1,537,863

The above table reflects the impacts of the September 2020 Recapitalization including the extinguished convertible debentures, the settlement of the preferred shares and the issuance of new common shares. The common shares have been adjusted retrospectively to reflect the 33:1 share consolidation as part of the September 2020 Recapitalization.